Analysis of performance by segment - Allocation of return (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of operating segments
Investment return	$ (30,159)	$ 3,486	$ 13,762
Policyholder returns
Analysis of operating segments
Investment return	(23,861)	3,216	9,933
Policyholder returns | Unit-linked
Analysis of operating segments
Investment return	(2,574)	516	1,549
Policyholder returns | With-profits business
Analysis of operating segments
Investment return	(21,287)	2,700	8,384
Shareholder returns
Analysis of operating segments
Investment return	$ (6,298)	$ 270	$ 3,829